LEASES, Supplemental Information Related to Group's Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash Paid for Amounts Included in Measurement of Lease Liabilities [Abstract]
Operating cash flows from operating leases	$ 583,251	$ 382,675	$ 90,575
Lease Term and Discount Rate [Abstract]
Weighted-average remaining lease term, Operating leases	10 months 2 days	1 year 9 months 25 days	29 days
Weighted-average discount rate, Operating leases	5.13%	5.13%	5.13%